Finance income and costs (Tables)	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Schedule of Finance income and costs

	For the three months ended June 30,		For the six months ended June 30,
	2020	2019	2020	2019
	€m	€m	€m	€m
Finance income
Interest income	0.2	1.0	0.5	1.8
Net foreign exchange gains on translation of financial assets and liabilities	—	0.1	4.7	0.9
Total finance income	0.2	1.1	5.2	2.7
Interest expense (a)	(14.4)	(14.3)	(29.0)	(28.5)
Net foreign exchange arising on translation of financial assets and liabilities	(0.7)	—	—	—
Net pension interest costs	(0.7)	(1.0)	(1.4)	(1.9)
Amortization of borrowing costs	(0.5)	(0.5)	(1.0)	(1.0)
Net fair value losses on derivatives held at fair value through profit or loss	(0.4)	(0.6)	(2.3)	(1.4)
Total finance costs	(16.7)	(16.4)	(33.7)	(32.8)
Net finance costs	(16.5)	(15.3)	(28.5)	(30.1)
(a) Interest expense includes interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss and is shown net of gains recycled from the cash flow hedge reserve on cross currency interest rate swaps.